Consolidated Interim Statements of Changes in Equity (unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Reserves [Member]	Retained Earnings [Member]	Total
December 31, 2024 (restated – Note 2) at Dec. 31, 2023	$ 16,714	$ 16,935,937	$ 358,146	$ (10,994,918)	$ 6,315,879
Beginning balance, shares at Dec. 31, 2023	167,138,069
Private placement, net	$ 500	147,841	0	0	148,341
Private placement, net, shares	5,000,000
Allocation to warrant liability	$ 0	(68,774)	0	0	(68,774)
Share-based compensation - shares issued to officers and directors	$ 60	23,940	0	0	24,000
Share-based compensation - shares issued to officers and directors, shares	600,000
Share-based compensation - stock options	$ 0	0	312	0	312
Nova shares reissued	$ 99	36,152	0	0	36,251
Nova shares reissued, shares	985,564
Net income	$ 0	0	0	(682,360)	(682,360)
Ending balance, value at Sep. 30, 2024	$ 17,373	17,075,096	358,458	(11,677,278)	5,773,649
Ending balance, shares at Sep. 30, 2024	173,723,633
December 31, 2024 (restated – Note 2) at Dec. 31, 2023	$ 16,714	16,935,937	358,146	(10,994,918)	6,315,879
Beginning balance, shares at Dec. 31, 2023	167,138,069
Net income					(636,942)
Ending balance, value at Dec. 31, 2024	$ 19,479	17,405,780	358,458	(11,631,860)	6,151,857
Ending balance, shares at Dec. 31, 2024	194,803,633
December 31, 2024 (restated – Note 2) at Sep. 30, 2024	$ 17,373	17,075,096	358,458	(11,677,278)	5,773,649
Beginning balance, shares at Sep. 30, 2024	173,723,633
Private placement, net	$ 2,106	754,314	0	0	756,420
Private placement, net, shares	21,080,000
Allocation to warrant liability	$ 0	(352,581)	0	0	(352,581)
Net income	0	0	0	45,418	45,418
Allocation to option liability	0	(71,049)	0	0	(71,049)
Ending balance, value at Dec. 31, 2024	$ 19,479	17,405,780	358,458	(11,631,860)	6,151,857
Ending balance, shares at Dec. 31, 2024	194,803,633
Private placement, net	$ 2,085	665,431	0	0	667,516
Private placement, net, shares	20,839,236
Allocation to warrant liability	$ 0	(63,036)	0	0	(63,036)
Share-based compensation - stock options	0	0	89,277	0	89,277
Nova shares reissued	$ 4,387	0	0	0	4,387
Nova shares reissued, shares	43,865,217
Shares issued for mineral property	$ 50	18,085	0	0	18,135
Shares issued for mineral property, shares	500,000
Net income	$ 0	0	0	1,350,597	1,350,597
Shares issued for debt	$ 98	35,503	0	0	35,601
Shares issued for debt, shares	981,000
Ending balance, value at Sep. 30, 2025	$ 26,099	$ 18,061,763	$ 447,735	$ (10,281,263)	$ 8,254,334
Ending balance, shares at Sep. 30, 2025	260,989,086